Summary of Significant Accounting Policies (Details) - Schedule of Revenues Disaggregated - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 40,100	$ 42,916
Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,344	29,441
Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,573	3,222
Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	80,017	75,579
Network Services [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	35,833	37,861
Network Services [Member] | Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Network Services [Member] | Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Network Services [Member] | Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	35,833	37,861
Software Sales and Support [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,267	5,055
Software Sales and Support [Member] | Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Software Sales and Support [Member] | Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Software Sales and Support [Member] | Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,267	5,055
Commissions [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commissions [Member] | Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,344	29,441
Commissions [Member] | Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commissions [Member] | Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,344	29,441
Medical Equipment Sales [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Sales [Member] | Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Sales [Member] | Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,450	3,093
Medical Equipment Sales [Member] | Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,450	3,093
Medical Equipment Service [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Service [Member] | Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Service [Member] | Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	123	129
Medical Equipment Service [Member] | Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	123	129
Revenue Recognized Over Time [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,089	38,172
Revenue Recognized Over Time [Member] | Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Revenue Recognized Over Time [Member] | Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	325	199
Revenue Recognized Over Time [Member] | Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,414	38,371
Revenue Recognized at a Point in Time [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,011	4,744
Revenue Recognized at a Point in Time [Member] | Professional Sales Service Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,344	29,441
Revenue Recognized at a Point in Time [Member] | Equipment Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,248	3,023
Revenue Recognized at a Point in Time [Member] | Total [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 42,603	$ 37,208